COMMITMENTS & CONTINGENCIES	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS & CONTINGENCIES
NOTE I – COMMITMENTS & CONTINGENCIES

The Corporation is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers, including commitments to extend credit.  Such commitments involve, to varying degrees, elements of credit and interest-rate risk in excess of the amount recognized in the statements of financial condition.  The contract or notional amounts of the commitments reflect the extent of the Corporation’s involvement in such financial instruments.

The Corporation’s exposure to credit loss in the event of nonperformance by the other party to the financial instrument for commitments to extend credit is represented by the contractual notional amount of those instruments.  The Corporation uses the same credit policies in making commitments and conditional obligations as those utilized for on-balance-sheet instruments.

At December 31, 2013, the Corporation had one outstanding commitment to originate a variable-rate loan with an interest rate of 2.75% for $325,000 and secured by one- to four-family residential real estate.  At December 31, 2012, the Corporation had outstanding commitments to originate fixed-rate loans with interest rates ranging from 2.25% to 6.25% totaling $9.7 million in fixed rate loans and $1.0 million in variable rate loans, respectively, secured by one- to four-family residential real estate.  Additionally, the Corporation had unused lines of credit under home equity loans and commercial lines of credit totaling $27.6 million and $30.5 million at December 31, 2013 and 2012, respectively.  In the opinion of management, all loan commitments equaled or exceeded prevalent market interest rates as of December 31, 2013 and 2012, and such commitments have been underwritten on the same basis as that of the existing loan portfolio.  Management believes that all loan commitments are able to be funded through cash flow from operations and existing excess liquidity.  Fees received in connection with these commitments have not been recognized in earnings.

The Corporation had lease obligations on three of its branch facilities and one land lease.  The lease obligations totaling $542,000 expire by 2022 with renewable terms.

In 2009, the Savings Bank entered into contract with COCC for the next six and a half years.  COCC will provide the CORE banking services for the Savings Bank at a minimum annual cost of $276,000.

At December 31, 2013 and 2012, the Savings Bank had a $1.0 million line of credit with another local bank.  No funds have been drawn on this line of credit as of December 31, 2013 and 2012.